SIGNIFICANT CUSTOMERS - Disclosure of operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenues	$ 20,550,682	$ 12,716,596	$ 6,062,778
Customer A [Member]
Disclosure of major customers [line items]
Revenues	11,043,962	6,158,718	2,934,404
Customer B [Member]
Disclosure of major customers [line items]
Revenues	$ 2,660,840	$ 1,524,550	$ 896,965